UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22786

Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Bond Portfolio

October 31, 2014

Portfolio of Investments

Corporate Bonds & Notes — 16.5%

Security	Principal Amount* (000’s omitted)		Value

Banks — 0.6%
Citigroup, Inc., 6.25%, 6/29/17	NZD	7,640	$6,185,566
Morgan Stanley, 7.60%, 8/8/17	NZD	5,000	4,150,232

			$10,335,798

Commercial Services — 1.7%
Western Union Co. (The), 6.20%, 11/17/36		29,561	$31,075,528

			$31,075,528

Computers — 2.2%
Dell, Inc., 5.40%, 9/10/40		14,098	$12,335,750
Dell, Inc., 6.50%, 4/15/38		4,474	4,272,670
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		32,090	23,746,600

			$40,355,020

Diversified Financial Services — 0.5%
Navient, Corp., 5.625%, 8/1/33		3,914	$3,307,330
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		6,120	5,661,000

			$8,968,330

Foods — 0.1%
Safeway, Inc., 7.25%, 2/1/31		2,365	$2,370,120

			$2,370,120

Home Builders — 0.8%
MDC Holdings, Inc., 6.00%, 1/15/43		17,146	$14,917,020

			$14,917,020

Insurance — 0.6%
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(2)		11,407	$10,979,238

			$10,979,238

Iron & Steel — 1.2%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		27,920	$20,800,400

			$20,800,400

Mining — 2.5%
Alcoa, Inc., 5.95%, 2/1/37		19,308	$20,095,592

Security	Principal Amount* (000’s omitted)		Value

Mining (continued)
Southern Copper Corp., 5.25%, 11/8/42		26,394	$24,882,152

			$44,977,744

Oil & Gas — 1.3%
Forest Oil Corp., 7.25%, 6/15/19		2,740	$2,657,800
Rowan Cos., Inc., 5.40%, 12/1/42		21,972	20,571,439

			$23,229,239

Pipelines — 1.0%
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23		9,522	$9,902,880
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24(1)		1,000	1,038,750
Sabine Pass Liquefaction, LLC, 6.25%, 3/15/22(1)		7,195	7,761,606

			$18,703,236

Retail — 2.0%
JC Penney Corp., Inc., 6.375%, 10/15/36		39,626	$28,827,915
JC Penney Corp., Inc., 7.40%, 4/1/37		1,942	1,509,905
rue21, Inc., 9.00%, 10/15/21(1)		6,710	4,881,525

			$35,219,345

Telecommunications — 2.0%
Avaya, Inc., 10.50%, 3/1/21(1)		24,335	$21,445,219
Sprint Capital Corp., 6.875%, 11/15/28		15,450	15,102,375

			$36,547,594

Total Corporate Bonds & Notes (identified cost $302,479,496)			$298,478,612

Foreign Corporate Bonds — 11.8%

Security	Principal Amount* (000’s omitted)		Value

Banks — 1.8%
ANZ Bank New Zealand, Ltd., 5.43%, 2/27/19	NZD	5,000	$4,000,003
Landwirtschaftliche Rentenbank, 4.75%, 3/12/19	NZD	11,216	8,887,433
Royal Bank of Scotland Group PLC, 5.125%, 5/28/24		19,885	20,176,733

			$33,064,169

Beverages — 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/1/22(1)		12,450	$11,255,796

			$11,255,796

19	See Notes to Financial Statements.

Bond Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)		Value

Engineering & Construction — 0.5%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		9,300	$9,462,750

			$9,462,750

Mining — 2.2%
Barrick Gold Corp., 5.25%, 4/1/42		13,558	$12,391,985
Barrick International Barbados Corp., 6.35%, 10/15/36(1)		3,592	3,750,641
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		18,370	16,700,204
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		7,860	6,797,351

			$39,640,181

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc., 7.45%, 5/1/34(1)		7,510	$7,735,300

			$7,735,300

Oil & Gas — 1.6%
Ecopetrol SA, 5.875%, 5/28/45		8,145	$8,409,712
Pacific Drilling SA, 5.375%, 6/1/20(1)		11,255	10,122,466
Petrobras Global Finance BV, 5.625%, 5/20/43		11,000	10,092,830

			$28,625,008

Telecommunications — 4.6%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	60,720	$4,448,629
Axtel SAB de CV, 8.00% to 1/31/15, 1/31/20(1)(3)		16,500	16,665,000
Oi SA, 5.75%, 2/10/22(1)		5,200	4,966,000
Telecom Italia Capital SA, 6.00%, 9/30/34		28,107	27,825,930
Telecom Italia Capital SA, 7.20%, 7/18/36		900	969,750
Telemar Norte Leste SA, 5.50%, 10/23/20(1)		28,760	28,364,550

			$83,239,859

Total Foreign Corporate Bonds (identified cost $211,425,511)			$213,023,063

Foreign Government Bonds — 16.9%

Security	Principal Amount (000’s omitted)		Value

Brazil — 1.3%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	BRL	34,940	$12,910,211
Federative Republic of Brazil, 12.50%, 1/5/16	BRL	24,540	10,190,750

			$23,100,961

Security	Principal Amount (000’s omitted)		Value

Canada — 6.5%
Canada Housing Trust, 2.95%, 3/15/15(1)	CAD	46,470	$41,525,102
Canadian Government Bond, 2.00%, 6/1/16	CAD	24,710	22,263,007
Canadian Government Bond, 4.00%, 6/1/16	CAD	33,910	31,490,673
Canadian Government Bond, 2.75%, 9/1/16	CAD	24,850	22,741,923

			$118,020,705

Mexico — 2.8%
Mexican Bonos, 7.75%, 5/29/31	MXN	613,536	$50,886,504

			$50,886,504

New Zealand — 0.1%
New Zealand Government Bond, 6.00%, 12/15/17(4)	NZD	2,080	$1,730,796

			$1,730,796

Norway — 0.3%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$6,621,230

			$6,621,230

Supranational — 5.9%
European Bank for Reconstruction & Development, 6.00%, 3/3/16	INR	941,100	$15,423,924
Inter-American Development Bank, 6.10%, 9/2/16	INR	1,243,200	20,500,651
Inter-American Development Bank, 7.20%, 11/14/17(12)	IDR	434,870,000	35,984,278
International Bank for Reconstruction & Development, 10.00%, 1/21/15	BRL	28,000	11,302,151
International Finance Corp., 7.80%, 6/3/19	INR	621,370	10,806,252
International Finance Corp., 8.25%, 6/10/21	INR	692,300	12,567,726

			$106,584,982

Total Foreign Government Bonds (identified cost $309,915,087)			$306,945,178

Convertible Bonds — 9.9%

Security	Principal Amount (000’s omitted)		Value

Coal — 0.1%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(5)		$1,200	$1,300,764

			$1,300,764

20	See Notes to Financial Statements.

Bond Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Health Care – Products — 0.8%
Hologic, Inc., 0.00%, 12/15/43	$12,620	$13,882,000

		$13,882,000

Home Builders — 6.9%
KB Home, 1.375%, 2/1/19	$35,575	$34,485,516
Lennar Corp., 3.25%, 11/15/21(1)	13,290	24,960,281
Ryland Group, Inc. (The), 0.25%, 6/1/19	48,516	44,452,785
Standard Pacific Corp., 1.25%, 8/1/32	18,340	20,827,362

		$124,725,944

Machinery – Diversified — 1.5%
Chart Industries, Inc., 2.00%, 8/1/18	$25,410	$27,220,463

		$27,220,463

Semiconductors — 0.3%
Novellus Systems, Inc., 2.625%, 5/15/41	$2,800	$6,329,750

		$6,329,750

Telecommunications — 0.3%
Ciena Corp., 3.75%, 10/15/18(1)	$5,485	$6,383,169

		$6,383,169

Total Convertible Bonds (identified cost $182,639,151)		$179,842,090

Asset-Backed Securities — 2.3%

Security	Principal Amount (000’s omitted)	Value
ARP, Series 2014-SFR1, Class D, 3.154%, 9/17/31(1)(6)	$5,000	$5,020,640
CAH, Series 2014-2A, Class D, 2.504%, 7/17/31(1)(6)	7,250	7,073,778
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(6)	2,000	1,942,239
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.754%, 6/17/31(1)(6)	8,000	7,894,144
PROG, Series 2014-SFR1, Class D, 2.904%, 10/17/31(1)(6)	5,000	4,964,062
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(1)	15,370	15,403,691

Total Asset-Backed Securities (identified cost $42,558,282)		$42,298,554

Commercial Mortgage-Backed Securities — 2.8%

Security	Principal Amount (000’s omitted)	Value

A10 Securitization, LLC, Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$815,560
A10 Securitization, LLC, Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	339,451
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	1,000	1,138,404
COMM, Series 2014-CR17, Class D, 4.80%, 5/10/47(1)(7)	3,000	2,883,509
COMM, Series 2014-CR18, Class D, 4.74%, 7/15/47(1)(7)	1,750	1,642,852
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	2,400	1,932,751
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(1)(7)	11,535	9,882,807
ESA, Series 2013-ESH7, Class D7, 5.053%, 12/5/31(1)(7)	1,250	1,297,776
HILT, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(7)	4,850	4,959,006
JPMBB, Series 2014-C19, Class D, 4.679%, 4/15/47(1)(7)	7,000	6,568,030
JPMBB, Series 2014-C21, Class D, 4.66%, 8/15/47(7)	3,250	3,026,192
JPMBB, Series 2014-C23, Class D, 3.961%, 9/15/47(1)(7)	6,350	5,612,759
MSBAM, Series 2014-C16, Class D, 4.758%, 6/15/47(1)(7)	3,598	3,394,038
WFRBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(7)	8,000	7,489,628

Total Commercial Mortgage-Backed Securities (identified cost $49,817,480)		$50,982,763

Tax-Exempt Investments — 0.3%

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$10,860	$1,813,946
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	9,275	1,450,053
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	7,500	1,103,025
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,165	302,667

Total Tax-Exempt Investments (identified cost $4,677,453)		$4,669,691

21	See Notes to Financial Statements.

Bond Portfolio

October 31, 2014

Portfolio of Investments — continued

Senior Floating-Rate Interests — 0.3%(8)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.3%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, 7/10/21	$2,400	$2,442,000
Education Management, LLC, Term Loan, 5.25%, 6/1/16	1,811	823,892
MCS AMS Sub-Holdings, LLC, Term Loan, 7.00%, 10/15/19	1,229	1,112,619

		$4,378,511

Retail — 0.0%(9)
rue21, Inc., Term Loan, 5.625%, 10/7/20	$396	$325,380

		$325,380

Total Senior Floating-Rate Interests (identified cost $5,718,174)		$4,703,891

Common Stocks — 18.6%

Security	Shares	Value

Automotive & Parts — 0.5%
Goodyear Tire & Rubber Co. (The)	343,754	$8,329,159

		$8,329,159

Banks — 2.3%
Bank of America Corp.	802,063	$13,763,401
Regions Financial Corp.	2,859,883	28,398,638

		$42,162,039

Beverages — 1.3%
Constellation Brands, Inc., Class A(10)	258,824	$23,692,749

		$23,692,749

Chemicals — 1.5%
LyondellBasell Industries NV, Class A	185,775	$17,022,563
PPG Industries, Inc.	50,213	10,227,886

		$27,250,449

Computers — 0.1%
SanDisk Corp.	19,737	$1,858,041

		$1,858,041

Security	Shares	Value

Health Care – Services — 1.3%
Amsurg Corp.(10)	182,523	$9,858,067
Humana, Inc.	103,087	14,313,630

		$24,171,697

Machinery – Construction & Mining — 1.2%
Caterpillar, Inc.	215,453	$21,849,089

		$21,849,089

Media — 0.8%
Walt Disney Co. (The)	161,624	$14,769,201

		$14,769,201

Mining — 1.1%
Freeport-McMoRan, Inc.	715,775	$20,399,588

		$20,399,588

Miscellaneous Manufacturing — 2.1%
Donaldson Co., Inc.	242,855	$10,097,911
Ingersoll-Rand PLC	437,167	27,375,397

		$37,473,308

Oil & Gas — 1.2%
Occidental Petroleum Corp.	153,380	$13,640,084
Seven Generations Energy, Ltd., Class A(10)	410,454	8,266,985

		$21,907,069

Pharmaceuticals — 0.7%
Eli Lilly & Co.	174,858	$11,598,331

		$11,598,331

Pipelines — 1.0%
Kinder Morgan, Inc.	447,264	$17,309,117

		$17,309,117

Real Estate Investment Trusts (REITs) — 0.2%
American Realty Capital Properties, Inc.	449,971	$3,991,243

		$3,991,243

Semiconductors — 1.3%
Applied Materials, Inc.	78,168	$1,726,731
Intel Corp.	657,572	22,364,024

		$24,090,755

22	See Notes to Financial Statements.

Bond Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Telecommunications — 2.0%
Corning, Inc.	627,463	$12,819,069
Telefonaktiebolaget LM Ericsson ADR	1,913,549	22,656,420

		$35,475,489

Total Common Stocks (identified cost $321,919,710)		$336,327,324

Convertible Preferred Stocks — 5.5%

Security	Shares	Value

Foods — 1.1%
Post Holdings, Inc., 2.50%(1)	139,060	$10,837,989
Post Holdings, Inc., 5.25%	117,125	9,837,914

		$20,675,903

Health Care – Products — 0.7%
Alere, Inc., 3.00%	40,690	$13,030,973

		$13,030,973

Iron & Steel — 0.7%
Cliffs Natural Resources, Inc., 7.00%	1,175,442	$12,685,958

		$12,685,958

Oil & Gas — 1.9%
Chesapeake Energy Corp., 5.75%(1)	24,415	$26,902,278
SandRidge Energy, Inc., 7.00%	25,000	2,109,375
SandRidge Energy, Inc., 8.50%	60,740	5,618,450

		$34,630,103

Real Estate Investment Trusts (REITs) — 1.1%
iStar Financial, Inc., Series J, 4.50%	309,800	$18,981,446

		$18,981,446

Total Convertible Preferred Stocks (identified cost $103,394,319)		$100,004,383

Preferred Stocks — 3.5%

Security	Shares	Value

Banks — 0.1%
First Tennessee Bank, 3.75%(1)(6)	1,950	$1,420,880

		$1,420,880

Security	Shares	Value

Diversified Financial Services — 2.3%
SLM Corp., 1.934%(6)	591,077	$42,114,236

		$42,114,236

Insurance — 0.1%
XLIT, Ltd., 3.351%(6)	3,085	$2,579,831

		$2,579,831

Real Estate Investment Trusts (REITs) — 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45%	126,398	$3,113,183

		$3,113,183

Telecommunications — 0.8%
Verizon Communications, Inc., 5.90%	527,520	$13,695,738

		$13,695,738

Total Preferred Stocks (identified cost $61,240,819)		$62,923,868

Short-Term Investments — 13.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(11)	$236,669	$236,668,960

Total Short-Term Investments (identified cost $236,668,960)		$236,668,960

Total Investments — 101.5% (identified cost $1,832,454,442)		$1,836,868,377

Other Assets, Less Liabilities — (1.5)%		$(26,691,338)

Net Assets — 100.0%		$1,810,177,039

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

23	See Notes to Financial Statements.

Bond Portfolio

October 31, 2014

Portfolio of Investments — continued

ADR	–	American Depositary Receipt
ACRE	–	Americold LLC Trust
ARP	–	American Residential Properties Trust
CAH	–	Colony American Homes
COMM	–	Commercial Mortgage Trust
ESA	–	Extended Stay America Trust
HILT	–	Hilton USA Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
MSBAM	–	Morgan Stanley Bank of America Merrill Lynch Trust
NPFG	–	National Public Finance Guaranty Corp.
PROG	–	Progress Residential Trust
SCFT	–	SpringCastle American Funding, LLC
WFRBS	–	WF-RBS Commercial Mortgage Trust
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $383,940,346 or 21.2% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Multi-step coupon bond. Interest rate represents the rate in effect at October 31, 2014.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2014, the aggregate value of these securities is $1,730,796 or 0.1% of the Portfolio’s net assets.

(5)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2014.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2014.

(8)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	Amount is less than 0.05%.

(10)	Non-income producing security.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014.

(12)	When-issued security.

Country Concentration of Portfolio (Based on country risk)

Country	Percentage of Net Assets	Value
United States	70.8%	$1,282,540,128
Canada	8.3	150,165,616
Supranational	5.9	106,584,982
Mexico	4.5	81,462,883
Brazil	3.7	66,524,341
Italy	1.6	28,795,680
Australia	1.3	23,497,555
Sweden	1.3	22,656,420
United Kingdom	1.1	20,176,733
Ireland	0.7	13,559,069
Turkey	0.6	11,255,796
Germany	0.5	8,887,433
Colombia	0.5	8,409,712
Norway	0.4	6,621,230
New Zealand	0.3	5,730,799

Total Investments	101.5%	$1,836,868,377

Currency Concentration of Portfolio (Based on currency)

Currency	Percentage of Net Assets	Value
United States	82.5%	$1,493,984,351
Canadian Dollar	7.0	126,287,690
Indian Rupee	3.3	59,298,553
Mexican Peso	3.1	55,335,133
Indonesian Rupiah	2.0	35,984,278
Brazilian Real	1.9	34,403,112
New Zealand Dollar	1.7	31,575,260

Total Investments	101.5%	$1,836,868,377

24	See Notes to Financial Statements.

Bond Portfolio

October 31, 2014

Statement of Assets and Liabilities

Assets	October 31, 2014
Unaffiliated investments, at value (identified cost, $1,595,785,482)	$1,600,199,417
Affiliated investment, at value (identified cost, $236,668,960)	236,668,960
Foreign currency, at value (identified cost, $3,379,686)	3,275,864
Dividends receivable	1,789,942
Interest receivable	13,965,534
Interest receivable from affiliated investment	51,975
Receivable for investments sold	3,060,000
Tax reclaims receivable	107,108
Total assets	$1,859,118,800

Liabilities
Payable for investments purchased	$12,066,510
Payable for when-issued securities	35,999,172
Payable to affiliates:
Investment adviser fee	786,164
Trustees’ fees	5,780
Accrued expenses	84,135
Total liabilities	$48,941,761
Net Assets applicable to investors’ interest in Portfolio	$1,810,177,039

Sources of Net Assets
Investors’ capital	$1,805,956,560
Net unrealized appreciation	4,220,479
Total	$1,810,177,039

25	See Notes to Financial Statements.

Bond Portfolio

October 31, 2014

Statement of Operations

Investment Income	Year Ended October 31, 2014
Interest and other income (net of foreign taxes, $108,471)	$23,805,300
Dividends (net of foreign taxes, $117,622)	6,444,736
Interest allocated from affiliated investment	172,478
Expenses allocated from affiliated investment	(21,389)
Total investment income	$30,401,125

Expenses
Investment adviser fee	$4,152,372
Trustees’ fees and expenses	32,980
Custodian fee	183,751
Legal and accounting services	71,635
Miscellaneous	33,959
Total expenses	$4,474,697
Deduct —
Reduction of custodian fee	$67
Total expense reductions	$67

Net expenses	$4,474,630

Net investment income	$25,926,495

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,766,048
Investment transactions allocated from affiliated investment	1,379
Foreign currency transactions	(83,693)
Net realized gain	$5,683,734
Change in unrealized appreciation (depreciation) —
Investments	$(1,815,644)
Foreign currency	(192,678)
Net change in unrealized appreciation (depreciation)	$(2,008,322)

Net realized and unrealized gain	$3,675,412

Net increase in net assets from operations	$29,601,907

26	See Notes to Financial Statements.

Bond Portfolio

October 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2014	Period Ended October 31, 2013(1)
From operations —
Net investment income	$25,926,495	$4,213,152
Net realized gain from investment and foreign currency transactions	5,683,734	1,078,910
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(2,008,322)	6,228,801
Net increase in net assets from operations	$29,601,907	$11,520,863
Capital transactions —
Contributions	$1,719,372,450	$199,553,493
Withdrawals	(111,358,064)	(38,513,610)
Net increase in net assets from capital transactions	$1,608,014,386	$161,039,883

Net increase in net assets	$1,637,616,293	$172,560,746

Net Assets
At beginning of period	$172,560,746	$—
At end of period	$1,810,177,039	$172,560,746

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

27	See Notes to Financial Statements.

Bond Portfolio

October 31, 2014

Supplementary Data

Ratios/Supplemental Data	Year Ended October 31, 2014	Period Ended October 31, 2013(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.59%	0.65	%(3)
Net investment income	3.38%	3.53	%(3)
Portfolio Turnover	46%	40	%(4)

Total Return	9.07%	7.99	%(4)

Net assets, end of period (000’s omitted)	$1,810,177	$172,561

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

28	See Notes to Financial Statements.

Bond Portfolio

October 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interest in the Portfolio. At October 31, 2014, Eaton Vance Bond Fund and Eaton Vance Short Duration Strategic Income Fund held a 99.5% and less than 0.05%, respectively, interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any

29

Bond Portfolio

October 31, 2014

Notes to Financial Statements — continued

discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest

30

Bond Portfolio

October 31, 2014

Notes to Financial Statements — continued

on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, 0.53% from $1 billion up to $2.5 billion, 0.51% from $2.5 billion up to $5 billion and 0.50% of average daily net assets of $5 billion or more, and is payable monthly. For the year ended October 31, 2014, the Portfolio’s investment adviser fee amounted to $4,152,372 or 0.54% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,707,926,653 and $311,675,780, respectively, for the year ended October 31, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,835,712,756

Gross unrealized appreciation	$42,720,519
Gross unrealized depreciation	(41,564,898)

Net unrealized appreciation	$1,155,621

The net unrealized depreciation on foreign currency at October 31, 2014 on a federal income tax basis was $193,456.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2014.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

31

Bond Portfolio

October 31, 2014

Notes to Financial Statements — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$298,478,612	$—	$298,478,612
Foreign Corporate Bonds	—	213,023,063	—	213,023,063
Foreign Government Bonds	—	306,945,178	—	306,945,178
Convertible Bonds	—	179,842,090	—	179,842,090
Asset-Backed Securities	—	42,298,554	—	42,298,554
Commercial Mortgage-Backed Securities	—	50,982,763	—	50,982,763
Tax-Exempt Investments	—	4,669,691	—	4,669,691
Senior Floating-Rate Interests	—	4,703,891	—	4,703,891
Common Stocks	336,327,324	—	—	336,327,324
Convertible Preferred Stocks	—	100,004,383	—	100,004,383
Preferred Stocks	3,113,183	59,810,685	—	62,923,868
Short-Term Investments	—	236,668,960	—	236,668,960

Total Investments	$339,440,507	$1,497,427,870	$—	$1,836,868,377

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

32

Bond Portfolio

October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for each of the periods presented. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2014, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Bond Portfolio as of October 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2014

33

Eaton Vance Bond Fund

Bond Portfolio

October 31, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Bond Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	36,087,636	332,483
Cynthia E. Frost	36,155,220	264,899
George J. Gorman	36,086,701	333,418
Valerie A. Mosley	36,156,880	263,239
Harriett Tee Taggart	36,089,237	330,882

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Bond Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	99.09%	0.91%
Cynthia E. Frost	99.27%	0.73%
George J. Gorman	99.09%	0.91%
Valerie A. Mosley	99.29%	0.71%
Harriett Tee Taggart	99.10%	0.90%

34

Eaton Vance

Bond Fund

October 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

35

Eaton Vance

Bond Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Kathleen C. Gaffney 1961	President of the Portfolio	2013	Vice President of EVM and BMR. Formerly, vice president and portfolio manager at Loomis, Sayles & Company (for more than five years).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.

36

Eaton Vance

Bond Fund

October 31, 2014

Management and Organization — continued

(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

13991 10.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal periods ended October 31, 2013 and October 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such period.

Fiscal Periods Ended	10/31/13*	10/31/14
Audit Fees	$20,200	$21,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$15,000	$16,030
All Other Fees(3)	$0	$0

Total	$35,200	$37,930

*	Registrant commenced operations on January 11, 2013.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by D&T for the registrant’s fiscal periods ended October 31, 2013 and October 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the Series.

Fiscal Periods Ended	10/31/13*	10/31/14
Registrant*	$15,000	$16,030
Eaton Vance	$526,385	$99,750

*	Registrant commenced operations on January 11, 2013.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio
By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President
Date:	December 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer
Date:	December 11, 2014
By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President
Date:	December 11, 2014